Annual Total Returns - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Advisor Environmental Bond Fund - Class A
Bar Chart Table:
Annual Return 2022	(13.86%)